Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 6,229	[1]	$ 3,679	[2]	$ (1,637)
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses (gains) on investments	359	[1]	(182)	[1]	(377)
Net losses (gains) on derivatives	2,664	[1]	5,526	[1]	7,268
Net losses (gains) on funds withheld reinsurance treaties	(2,186)	[1]	21	[1]	(440)
Net (gain) loss on market risk benefits	(3,536)	[1]	(3,966)	[1]	0
(Gain) loss from updating future policy benefits cash flow assumptions, net	(34)	[1]	41	[2]	0
Interest credited on other contract holder funds, gross	866	[1]	832	[1]	1,304
Mortality, expense and surrender charges	(530)	[1]	(553)	[1]	(593)
Amortization of discount and premium on investments	11	[1]	49	[1]	55
Deferred income tax expense (benefit)	1,547	[1]	739	[1]	(776)
Share-based compensation expense	131	[1]	129	[1]	56
Cash received (paid to) from reinsurance transaction	0	[1]	0	[1]	(32)
Change in:
Accrued investment income	(11)	[1]	55	[1]	36
Deferred acquisition costs	601	[1]	519	[1]	(1,503)
Funds withheld, net of reinsurance	(73)	[1]	(626)	[1]	792
Other assets and liabilities, net	(832)	[1]	(581)	[1]	(441)
Net cash provided by (used in) operating activities	5,206	[1]	5,682	[1]	3,712
Sales, maturities and repayments of:
Debt securities	11,535	[1]	19,568	[1]	30,094
Equity securities	84	[1]	50	[1]	45
Mortgage loans	1,695	[1]	1,747	[1]	1,201
Purchases of:
Debt securities	(11,606)	[1]	(14,733)	[1]	(28,400)
Equity securities	(249)	[1]	(111)	[1]	(97)
Mortgage loans	(1,816)	[1]	(2,427)	[1]	(2,189)
Settlements related to derivatives and collateral on investments	(674)	[1]	(4,836)	[1]	(5,321)
Other investing activities	(343)	[1]	(554)	[1]	334
Net cash provided by (used in) investing activities	(1,374)	[1]	(1,296)	[1]	(4,333)
Policyholders' account balances:
Deposits	18,456	[1]	20,134	[1]	19,607
Withdrawals	(25,173)	[1]	(28,712)	[1]	(23,083)
Net transfers to separate accounts	5,685	[1]	2,664	[1]	2,561
Proceeds from (payments on) repurchase agreements and securities lending	(541)	[1]	476	[1]	1,100
Net proceeds from (payments on) Federal Home Loan Bank notes	0	[1]	(380)	[1]	80
Net proceeds from (payments on) debt	(825)	[1]	735	[1]	(60)
Net proceeds from issuance of senior notes	750	[1]	1,593	[1]	0
Debt issuance costs	(7)	[1]	(28)	[1]	0
Disposition of shares held in trust at cost, net	0	[1]	5	[1]	0
Dividends on common stock	(186)	[1]	(50)	[1]	0
Purchase of treasury stock	(321)	[1]	(211)	[1]	0
Common stock issuance - Athene	0	[1]	0	[1]	500
Net cash provided by (used in) financing activities	(2,162)	[1]	(3,774)	[1]	705
Net increase (decrease) in cash, cash equivalents, and restricted cash	1,670	[1]	612	[1]	84
Cash, cash equivalents, and restricted cash at beginning of period	2,631	[1]	2,019	[1]	1,935
Total cash, cash equivalents, and restricted cash at end of period	4,301	[1]	2,631	[1]	2,019	[1]
Supplemental cash flow information
Income taxes paid (received)	(5)	[1]	(403)	[1]	4
Interest paid	107	[1]	30	[1]	81
Non-cash investing activities
Debt securities acquired from exchanges, payments-in-kind, and similar transactions	506	[1]	370	[1]	418
Other invested assets acquired from stock splits and stock distributions	112	[1]	99	[1]	4
Non-cash financing activities
Non-cash dividend equivalents on stock based awards	(13)	[1]	0	[1]	0
Non-cash debt restructuring transactions	0	[1]	0	[1]	(2,350)
Shares issued in settlement of the debt restructuring	0	[1]	0	[1]	2,350
Reconciliation to Consolidated Balance Sheets
Cash and cash equivalents	4,298	[3]	2,623	[3]	2,019
Restricted cash (included in Other assets)	3	[1]	8	[1]	0
Total cash, cash equivalents, and restricted cash	$ 4,301	[1]	$ 2,631	[1]	$ 2,019	[1]

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[3]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.